Leases	12 Months Ended
Dec. 31, 2023
Disclosure of Leases [Abstract]
Leases	Leases
The Company has various lease agreements for certain of its offices, facilities, and equipment. Leases may include one or more options to renew. Renewals are not in the determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. All leases were measured under a single criterion with the exception of those with terms not exceeding 12 months and low-value leases.

(in millions)	December 31, 2023	December 31, 2022
Amortization of right-of-use assets	$57	$82
Interest expense on lease liabilities	21	23
Short-term and low-value leases expense	—	1
Total net lease cost	$78	$106
Weighted average remaining lease term	12.4 years	7.18 years
Weighted average discount rate	5.16%	4.75%
The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2023 and 2022:

	December 31, 2023		December 31, 2022
(in millions)	Minimum Lease Payments	Present Value of Payments	Minimum Lease Payments	Present Value of Payments
Within 1 year	$44	$32	$92	$75
2-5 years	194	128	184	146
After 5 years	283	222	151	124
	$521	$382	$427	$345
Less: amounts representing
finance charges	(139)	—	(82)	—
Present value of minimum lease payments	$382	$382	$345	$345
Current		32		75
Non-current		350		270
Total		$382		$345
Supplemental cash flow information related to leases is as follows:

(in millions)	December 31, 2023	December 31, 2022
Cash flows used in operating activities:
Payments of short-term and low-value leases	$—	$(1)
Interest paid	(21)	(23)
Cash flows used in financing activities:
Payment of lease obligations	(77)	(89)
The following table summarizes the movement of ROU assets which primarily relates to building and leasehold improvements during the years ended December 31, 2023 and 2022 is as follows:

(in millions)	December 31, 2023	December 31, 2022
Beginning balance	$282	$305
Additions	117	59
Disposals	(7)	—
Amortization	(57)	(82)
Ending balance	$335	$282